Note 33 - Financial Instruments and Risk Management - Sensitivity Analysis on Derivative Financial Liabilities Market Risk (Details) - Market risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Derivative financial liabilities -increase	$ 154
Derivative financial liabilities - decrease	(154)
Fair value loss on derivative financial instruments - increase	154
Fair value loss on derivative financial instruments - decrease	(154)
Gold loan agreement [member]
Statement Line Items [Line Items]
Derivative financial liabilities -increase	143
Derivative financial liabilities - decrease	(143)
Fair value loss on derivative financial instruments - increase	143
Fair value loss on derivative financial instruments - decrease	(143)
Call option [member]
Statement Line Items [Line Items]
Derivative financial liabilities -increase	11
Derivative financial liabilities - decrease	(11)
Fair value loss on derivative financial instruments - increase	11
Fair value loss on derivative financial instruments - decrease	$ (11)